Stockholders' Equity - Narrative (Details)				1 Months Ended		12 Months Ended
	Mar. 18, 2024 $ / shares	Jan. 22, 2024 USD ($) $ / shares	Dec. 22, 2023 USD ($)	Mar. 31, 2024 $ / shares	Jan. 31, 2024 $ / shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 21, 2023 USD ($)	Apr. 19, 2023 kr / shares	Mar. 31, 2023 shares	Feb. 28, 2023 USD ($)	Jan. 31, 2023 USD ($) shares
Equity, Class of Treasury Stock [Line Items]
Other financial income / (expenses)						$ (300,000)	$ 100,000	$ (4,500,000)
SLA shares outstanding (in shares) | shares						14,443,270	0
Additional paid in capital			$ 290,578,712						$ 2,290,578,712
Adjustments to additional paid in capital						$ 0
Subsequent event
Equity, Class of Treasury Stock [Line Items]
Dividend paid per share (in USD per share) | $ / shares	$ 0.05	$ 0.05		$ 0.05	$ 0.05
Dividends paid		$ 11,900,000
Contributed Surplus
Equity, Class of Treasury Stock [Line Items]
Adjustments to additional paid in capital			(2,000,000,000)			(2,000,000,000)
Additional paid in capital
Equity, Class of Treasury Stock [Line Items]
Adjustments to additional paid in capital			$ 2,000,000,000			2,000,000,000
Drew Holdings Limited
Equity, Class of Treasury Stock [Line Items]
Shares issued but not available for trading (in shares) | shares													15,000,000
Drew Holdings Limited | Related party
Equity, Class of Treasury Stock [Line Items]
Other financial income / (expenses)						1,000,000
$250m Convertible Bonds
Equity, Class of Treasury Stock [Line Items]
Principal						$ 250,000,000						$ 250,000,000
Shares authorized (in shares) | shares						25,000,000
Lending fee per investor						0.50%
Lending fee %						1.00%
Issuance costs						$ 12,400,000							$ 12,400,000
Minimum share price (in NOK per share) | kr / shares										kr 56.36
SLA shares outstanding (in shares) | shares						14,443,270					14,232,778
Deferred finance costs						$ 10,100,000
$250m Convertible Bonds | Drew Holdings Limited
Equity, Class of Treasury Stock [Line Items]
SLA shares issued (in shares) | shares													15,000,000